Description of Plan - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, participant contribution, automatic, deferral rate	6.00%
Employee benefit plan participant contribution annual automatic increase in deferral rate	1.00%
Employee benefit plan participant contribution automatic deferral rate limit percentage	15.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount	$ 23,000
Employee benefit plan, additional participant contribution	$ 7,500
Employee benefit plan, employer contribution, matching percentage	100.00%
Employee benefit plan, profit sharing contribution	$ 3,399,058	$ 3,212,552
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Employee benefit plans, interest on notes receivable from participants	$ 90,069
Employee benefit plans, profit sharing contribution, vesting description	The Company’s discretionary profit sharing contributions cliff vest at 100% after three years of service. A year of service is defined as at least 1,000 hours of service during a Plan year. Participants immediately vest in all contributions upon reaching normal retirement age of 65 or early retirement age, which is the later of the date of reaching the age of 55 or the date of completion of the third anniversary of Plan participation.
Employee benefit plans, profit sharing contribution, vesting percentage	100.00%
Employee benefit plans, profit sharing contribution, vesting, requisite service period	3 years
Employee benefit plans, minimum service hours per year	1000 hours
Employee benefit plan, participant entitled minimum distribution receivable	$ 200
Employee benefit plan, forfeitures allocated to participants	87,417
Employee benefit plan, unallocated forfeitures	$ 302,500	$ 90,107
Minimum
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, participant loans interest rate	4.25%
Employee benefit plan, vested interest distribution rollover	$ 1,000
Employee benefit plan, participant consent required for vested interest distribution	5,000
Maximum
Employee Benefit Plan, Description of Plan [Line Items]
Employee benefit plan, employer contribution matching amount	$ 5,000
Employee benefit plan, notes receivable from participants loan term	5 years
Employee benefit plan, participant loans interest rate	9.50%
Employee benefit plan, vested interest distribution rollover	$ 5,000